Marketable Securities (Details) (USD $) In Thousands, unless otherwise specified	Sep. 30, 2012	Dec. 31, 2011	Sep. 30, 2011	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008
Available-for-sale marketable securities and cash and cash equivalents
Cash and cash equivalents, Carrying Value	$ 20,449	$ 25,128	$ 19,939	$ 10,582	$ 7,896	$ 8,574
Cash and cash equivalents, Fair Value		25,128		10,582
Marketable securities, Amortized Cost	14,752	31,575		7,972
Marketable securities, Gross Unrealized Gains	3	11
Marketable securities, Gross Unrealized Losses		(6)		(3)
Marketable securities, Fair Value	14,755	31,580		7,969
Domestic corporate debt securities
Available-for-sale marketable securities and cash and cash equivalents
Marketable securities, Amortized Cost	1,757	10,260		5,023
Marketable securities, Gross Unrealized Losses		(6)		(3)
Marketable securities, Fair Value	1,757	10,254		5,020
Debt securities held in an unrealized position for less than 12 months		7
Unrealized loss on debt securities in an unrealized loss position for less than 12 months		7
Fair value of debt securities in an unrealized loss position for less than 12 months		8,015
Domestic corporate commercial paper
Available-for-sale marketable securities and cash and cash equivalents
Marketable securities, Amortized Cost	12,995	18,987		2,949
Marketable securities, Gross Unrealized Gains	3	11
Marketable securities, Fair Value	12,998	18,998		2,949
U.S Government Securities
Available-for-sale marketable securities and cash and cash equivalents
Marketable securities, Amortized Cost		2,328
Marketable securities, Fair Value		2,328
Cash
Available-for-sale marketable securities and cash and cash equivalents
Cash and cash equivalents, Carrying Value		5,003		232
Cash and cash equivalents, Fair Value		5,003		232
Money market
Available-for-sale marketable securities and cash and cash equivalents
Cash and cash equivalents, Carrying Value		20,125		6,452
Cash and cash equivalents, Fair Value		20,125		6,452
Domestic corporate commercial paper
Available-for-sale marketable securities and cash and cash equivalents
Cash and cash equivalents, Carrying Value				2,892
Cash and cash equivalents, Fair Value				2,892
Domestic corporate debt securities
Available-for-sale marketable securities and cash and cash equivalents
Cash and cash equivalents, Carrying Value				1,006
Cash and cash equivalents, Fair Value				$ 1,006